INCOME TAXES - Components of deferred tax assets and liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Federal and state net operating loss carryovers	$ 1,118,955	$ 199,485
Mineral Property	119,639	12,969
Warrant Liability		394,344
Stock compensation	443,989	137,266
Accrued vacation	2,962
Reorganization Costs		49,886
Deferred tax asset	1,685,545	793,950
Deferred tax liabilities:
Warrant Liability	(480,165)
Total deferred liabilities	(480,165)
Net deferred tax asset	1,205,380	793,950
Less: valuation allowance	$ (1,205,380)	$ (793,950)